DEBT	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

23.	DEBT

(in thousands of $)	2017	2016
U.S. dollar denominated floating rate debt
$500.1 million term loan facility	423,894	461,997
$60.6 million term loan facility	51,062	54,530
$466.5 million term loan facility	297,794	314,315
$109.2 million term loan facility	102,776	53,797
$328.4 million term loan facility	261,354	107,981
$321.6 million term loan facility	246,531	—
$110.5 million term loan facility (ING)	54,483	—
$110.5 million term loan facility (Credit Suisse)	54,162	—
Total U.S. dollar floating rate	1,492,056	992,620
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	90,000	—
Total U.S. dollar fixed rate	90,000	—
Credit facilities	42	11
Secured borrowings	10,312	—
Total debt	1,592,410	992,631
Short term debt and current portion of long term debt	113,076	67,365
Deferred charges	12,260	10,674
Long term portion of debt	1,467,074	914,592

The outstanding debt as of December 31, 2017 is repayable as follows:

(in thousands of $)
2018	113,076
2019	192,793
2020	412,344
2021	410,637
2022	38,242
Thereafter	425,318
1,592,410

$466.5 million term loan facility
During December 2014, the amount of a $136.5 million term loan facility was increased to $466.5 million such that a further ten tranches of $33.0 million, each for a LR2/Aframax tanker newbuilding, could be drawn. The repayment schedule was amended to installments on a quarterly basis, in an amount of $0.4 million for each MR product tanker and $0.4 million for each LR2/Aframax tanker with a balloon payment on the final maturity date in April 2021. In addition the loan margin and commitment fee were amended to 2.05% and 0.82%, respectively. In December 2015, the loan margin was reduced to 1.90%. During 2015, $99.0 million was drawn down on delivery of three LR2/Aframax tankers and $13.1 million was repaid. During, 2016, $192.4 million was drawn down on delivery of six LR2/Aframax tankers and $126.4 million was repaid. The facility is fully drawn down as of December 31, 2017.

$60.6 million term loan facility
In March 2015, Frontline 2012 entered into a $60.6 million term facility to fund the purchase of two second hand vessels. The loan has a term of five years and carries interest at LIBOR plus a margin of 1.80%. Repayments are made on a quarterly basis, each in an amount $0.9 million, with a balloon payment on the final maturity date in March 2021.The facility is fully drawn down as of December 31, 2017.

$500.1 million term loan facility
In December 2015, subsidiaries of the Company signed a new $500.1 million senior secured term loan facility with a number of banks, which matures in December 2020 and carries an interest rate of LIBOR plus a margin of 1.90%. This facility is secured by six VLCCs and six Suezmax tankers. Repayments are made on a quarterly basis, each in an amount $9.5 million, with a balloon payment on the final maturity date in December 2020. The facility is fully drawn down as of December 31, 2017.

$275.0 million revolving credit facility
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The $275.0 million facility carries an interest rate of 6.25%. The facility is available to the Company for a period of 18 months from the first utilization date and is repayable in full on the 18 month anniversary of the first utilization date. There are no scheduled loan repayments before this date. The facility does not include any financial covenants and will be used to part finance the Company's current newbuilding program, partially finance potential acquisitions of newbuildings or vessels on the water and for general corporate purposes.

The Company drew down $90.0 million in the year ended December 31, 2017 and up to $185.0 million remains available and undrawn as at year end. In February 2018 the Company extended the terms of the facility by 12 months. Following the extension, the facility is repayable in November 2019. The balance outstanding is included in long-term debt as at December 31, 2017.

$109.2 million term loan facility
In July 2016, the Company entered into a senior secured term loan facility in an amount of up to $109.2 million with ING Bank. The facility matures on June 30, 2021, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 17 years.The Company drew down $54.6 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. The facility is fully utilized as of December 31, 2017.

$328.4 million term loan facility
In August 2016, the Company signed a senior secured term loan facility in an amount of up to $328.4 million with China Exim Bank. The facility matures in 2029, carries an interest rate of LIBOR plus a margin in line with the Company's other facilities and has an amortization profile of 18 years. The Company drew down $109.0 million in the year ended December 31, 2016 in connection with one LR2 tanker and two Suezmax tanker newbuildings, which were delivered in the year. The Company drew down a further $165.9 million in the year ended December 31, 2017 in connection with two Suezmax tankers and three LR2/Aframax tankers delivered in the year. The facility is fully drawn down as of December 31, 2017.

$110.5 million term loan facility (Credit Suisse)
In December 2016, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2022, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 18 years.The Company drew down $54.9 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. Up to $54.9 million remains available and undrawn as at year end.

$321.6 million term loan facility
In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility provided by China Exim Bank is insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of LIBOR plus a margin in line with the Company's other credit facilities and has an amortization profile of 15 years. This facility will be used to part finance eight of our newbuildings and will be secured by four Suezmax tankers and three LR2/Aframax tankers delivered in the year, and an LR2/Aframax newbuilding being delivered in 2018. The Company drew down $252.7 million in the year ended December 31, 2017 in connection with four Suezmax tankers and three LR2/Aframax tanker delivered in the period. Up to $32.0 million remains available and undrawn as at year end.

$110.5 million term loan facility (Credit Suisse)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 18 years. The facility will be used to partially finance two of our recent VLCC resales and newbuilding contracts to be delivered in 2018 and 2019. As at December 31, 2017 the full balance remains available and undrawn.

$110.5 million term loan facility (ING)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with ING. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 1.90% and has an amortization profile of 18 years. The facility will be used to partially finance two of our recent VLCC resales and newbuilding contracts and will be secured by one VLCC delivered in the year and one VLCC newbuilding being delivered in 2018. The Company drew down $55.3 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. Up to $55.2 million remains available and undrawn as at year end.

Secured borrowings
In December 2017, the Company sold 1.3 million shares in Golden Ocean, for proceeds of NOK 84.8 million ($10.1 million). At the same time the Company entered into a forward contract to repurchase 1.3 million shares in GOGL in March 2018 for NOK 85.2 million ($10.3 million). The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded at December 31, 2017 within debt for $10.3 million, after adjusting for the effect of foreign exchange. The Company is required to post collateral of 20% of the total repurchase price for the duration of the agreement. As at December 31, 2017, 442,384 shares in Avance Gas were held as collateral with the remaining balance being paid to the counterparty as cash collateral in January 2018.

The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contains certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Restricted cash does not include cash balances of $74.0 million (2016: $49.6 million), which are required to be maintained by the financial covenants in our loan facilities, as these amounts are included in "Cash and cash equivalents". Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2017.

Assets pledged

(in thousands of $)	2017	2016
Vessels, net,	2,341,069	1,476,889

Deferred charges

(in thousands of $)	2017	2016
Debt arrangement fees	17,490	14,103
Accumulated amortization	(5,230)	(3,429)
	12,260	10,674

During 2017, the Company paid $3.5 million (2016: $9.5 million) with respect to debt arrangement fees.